TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 -        TRANSACTIONS WITH RELATED PARTIES

Transactions with related parties:

	Year ended December 31,
	2017	2016	2015

Compensation and benefits to senior management, including benefit component of option grants	$1,615	$1,464	$1,236
Number of individuals to which this benefit related	5	5	5
Compensation and benefits to the chairman of the Board	$167	$167	$173
Number of individuals to which this benefit related	1	1	1
Compensation and benefits to directors	$150	$161	$161
Number of individuals to which this benefit related	5	6	5